SEGMENT AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
SEGMENT AND GEOGRAPHIC INFORMATION
Schedule of segment information

	Year ended
	December 31,
	2024	2023	2022

Net revenue	$647,040	$508,685	$324,520
Less:
Cost of revenue	178,718	150,456	106,470
Marketing	163,624	125,076	91,544
Other segment items [1]	189,098	158,835	98,841
Financial income, net	(12,306)	(4,283)	(1,247)
Taxes on income	26,415	20,067	7,184
Net income	$101,491	$58,534	$21,728

[1] Other segment items primarily consist of all remaining costs necessary for the operation of the business, including, employees related expenses, share based compensation, depreciation and amortization, professional services and other administrative expenses. These expenses are classified as selling, general and administrative expenses reported in the consolidated statements.

Schedule of revenue from sales to customers

	Year ended
	December 31,
	2024	2023	2022
United States	$546,790	$414,105	$241,123
Others	100,250	94,580	83,397
Total net revenue	$647,040	$508,685	$324,520

Schedule of long-lived assets by geographic area

	December 31,
	2024	2023
Israel	$18,423	$17,601
United States	14,961	5,201
Total long-lived assets	$33,384	$22,802